Earnings Per Share (Tables)	3 Months Ended
Jan. 31, 2024
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Summary of Basic and Diluted Earnings Per Share
The following tables present our basic and diluted earnings per share:
Basic Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended
	January 31, 2024	January 31, 2023
Net income attributable to bank shareholders	1,290	133
Dividends on preferred shares and distributions on other equity instruments	(40)	(38)
Net income available to common shareholders	1,250	95
Weighted-average number of common shares outstanding (in thousands)	723,751	691,259
Basic earnings per common share (Canadian $)	1.73	0.14
 Certain comparative figures have been reclassified for changes in accounting policy (Note 1).
Diluted Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended
	January 31, 2024	January 31, 2023
Net income available to common shareholders adjusted for impact of dilutive instruments	1,250	95
Weighted-average number of common shares outstanding (in thousands)	723,751	691,259
Effect of dilutive instruments
Stock options potentially exercisable (1)	3,816	4,760
Common shares potentially repurchased	(2,981)	(3,392)
Weighted-average number of diluted common shares outstanding (in thousands)	724,586	692,627
Diluted earnings per common share (Canadian $)	1.73	0.14

(1)
In computing diluted earnings per share, we excluded average stock options outstanding of 2,991,066 with a weighted-average exercise price of $132.29 for the three months ended January 31, 2024 (1,919,719 with a weighted-average exercise price of $138.48 for the three months ended January 31, 2023) as the average share price for the period did not exceed the exercise price.

Certain comparative figures have been reclassified for changes in accounting policy (Note 1).